Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 600	$ 2,338
Prepaid expenses and other current assets	95	219
Total Current Assets	695	2,557
Operating lease right-of-use assets	64	99
Intangible asset	2,039	2,039
Other assets	3	3
TOTAL ASSETS	2,801	4,698
Current Liabilities
Accounts payable and accrued liabilities	3,035	1,676
Due to related parties	345	61
Operating lease liabilities - current portion	40	35
Accrued interest - convertible notes	11	0
Accrued interest - convertible notes - related party	4	0
Convertible notes	437	0
Convertible notes - related party	172	0
Total Current Liabilities	4,044	1,772
Operating lease liabilities	29	69
TOTAL LIABILITIES	4,073	1,841
STOCKHOLDERS' EQUITY
Preferred Stock, par value $0.001, 23,148 shares authorized, 0 shares issued and outstanding as of December 31, 2025, and 2024	0	0
Common Stock, par value $0.001, 166,666,667 shares authorized and 673,008 and 189,194 shares issued and outstanding as of December 31, 2025, and 2024, respectively	1	0
Additional paid-in capital	62,014	53,195
Accumulated deficit	(63,015)	(50,136)
Accumulated other comprehensive loss	(272)	(202)
TOTAL STOCKHOLDERS' (DEFICIT) EQUITY	(1,272)	2,857
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 2,801	$ 4,698